UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9849

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Technologies Fund II
Schedule of Investments (unaudited)
September 30, 2007

	Shares or Principal Amount		Value

Common Stocks 60.7%
Advertising 0.5%
Focus Media Holding (ADR)*	6,100	shs.	$353,922

Alternative Carriers 0.6%
Time Warner Telecom (Class A)*	17,400		382,278

Application Software 5.1%
Adobe Systems*	13,300		580,678
Autodesk*	16,300		814,511
BEA Systems*	16,100		223,307
Business Objects (ADR)*	15,600		699,972
Cognos*	11,000		456,830
Monotype Image Holdings*	6,200		77,996
Parametric Technology*	9,100		158,522
Quest Software*	11,600		199,056
salesforce.com*	400		20,528
Voltaire*	3,700		24,420

			3,255,820

Communications Equipment 7.9%
Cisco Systems*	67,200		2,224,992
Corning	17,800		438,770
Nokia (ADR)	12,900		489,297
QUALCOMM	34,300		1,449,518
Research In Motion*	4,500		443,475
WaveSplitter Technologies#	42,526		—

			5,046,052

Computer Hardware 2.4%
Apple*	5,300		813,762
Hewlett-Packard	14,300		711,997

			1,525,759

Computer Storage and Peripherals 5.1%
Electronics for Imaging*	27,600		741,336
EMC*	32,500		676,000
Network Appliance*	40,900		1,100,619
Seagate Technology	29,400		752,052

			3,270,007

Electronic Manufacturing Services 0.4%
HON HAI Precision Industry	36,600		275,888

Health Care Equipment 0.5%
Advanced Medical Optics*	5,300		162,127
Medtronic	2,400		135,384

			297,511

Health Care Services 0.3%
Quest Diagnostics	3,600		207,972

Internet Retail 0.7%
IAC/InterActive*	15,000		445,050

Internet Software and Services 7.3%
Captara#	1,564,953		—
Dice Holdings*	5,600		57,568
Google (Class A)*	1,600		907,632
McAfee*	70,800		2,468,796
Symantec*	41,000		794,580
VeriSign*	13,200		445,368

			4,673,944

IT Consulting and Services 3.4%
Amdocs*	25,300		940,907
Cognizant Technology Solutions (Class A)*	3,700		295,149
Satyam Computer Services	49,150		551,230
Tata Consultancy Services	15,100		399,446

			2,186,732

Life Sciences Tools and Services 0.3%
Charles River Laboratories International*	2,000		112,300
Invitrogen*	800		65,384

			177,684

Movies and Entertainment 0.3%
Cinemark Holdings	10,900		202,304

Multi-Sector Holdings 0.0%
Tower Gate (Series E)#	1,562,608		1,529

Pharmaceuticals 1.0%
Abbott Laboratories	11,400		611,268

Semiconductor Equipment 2.9%
Cymer*	13,500		518,265
KLA-Tencor	15,900		886,902
Verigy Pte*	18,900		467,018

			1,872,185

Semiconductors 4.6%
Cypress Semiconductor*	9,500		277,495
Intel	25,100		649,086
Marvell Technology Group*	31,321		512,725
Maxim Integrated Products	30,100		883,435
Microsemi*	4,000		111,520
ON Semiconductor*	42,300		531,288

			2,965,549

Systems Software 9.2%
BMC Software (Class A)*	77,000		2,404,710
Check Point Software Technologies*	60,400		1,520,872
Enterworks#	24,479		—
Citrix Systems*	12,000		483,840
Macrovision*	10,200		251,226
Oracle*	57,900		1,253,535

			5,914,183

Technical Software 6.8%
Cadence Design Systems*	58,900		1,306,991
Synopsys*	111,900		3,030,252

			4,337,243

Technology Distributors 0.3%
Arrow Electronics*	4,100		174,332

Wireless Telecommunication Services 1.1%
NII Holdings*	8,900		731,135

Total Common Stocks			38,908,347

Convertible Preferred Stock 0.0%
Wireless Telecommunication Services 0.0%
fusionOne (Series D)	2,006,247		—

Short-Term Holdings 15.1%
Time Deposits 14.7%
Bank of Montreal, 4.938%, 10/1/2007	$3,100,000		3,100,000
BNP Paribas, Grand Cayman, 5.15%, 10/1/2007	3,199,000		3,199,000
Dexia Bank, Grand Cayman, 4.75%, 10/1/2007	3,100,000		3,100,000

Total Time Deposits			9,399,000

Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, payable on demand	133,333		—
Techies.com 9%, 2/20/2008	66,667		—

			—

Repurchase Agreement 0.4%
Fixed Income Clearing Corporation, 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $237,088, collateralized by: $230,000 Federal Home Loan Bank 6.875%, 9/15/2010, with a fair market value of $245,235	237,000		237,000

Total Short-Term Holdings			9,636,000

Total Investments 75.8%			48,544,347
Other Assets Less Liabilities 24.2%			15,529,853

Net Assets 100.0%			$64,074,200

* Non-income producing security. ADR - American Depositary Receipts.

#	Restricted and non-income producing securities. At September 30, 2007, the Fund owned private placement investments that were purchase through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at September 30, 2007, were as follow:

Restricted Securities	Acquisition Dates	Cost	Value

Common stocks:
Captara	10/13/00	$8,260,899	$—
Enterworks	10/30/00 to 5/15/01	1,062,500	—
Tower Gate (Series E)	7/26/00	2,370,322	1,529
WaveSplitter Technologies	9/22/00	3,634,658	—

		15,328,379	1,529

Convertible preferred stock
fusionOne (Series D)	9/13/00 to 10/11/00	10,893,921	—

Convertible promissory notes:
Techies.com:
9%, payable on demand	2/22/01	134,703	—
9%, due 2/20/2008	2/22/01	66,679	—

		201,382	—

Total		$28,423,682	$1,529

At September 30, 2007, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$71,058,827	$4,460,369	($26,974,849)	($22,514,480)

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, marketdisruptions, intra-day trading halts, and extreme market volatility.

The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

The Fund has invested in securities of privately owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund has invested will be sold or, if sold, the timing or values of such sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering, if a firm offer is received to acquire the Fund’s securities (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities will often be the market value of the publicly traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At September 30, 2007, market quotations were not readily available for venture capital securities valued at $1,529 (approximately 0.002% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN NEW TECHNOLOGIES FUND II, INC. EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.